Accrued Compensation (Components Of Accrued Compensation) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accrued Compensation
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Opening Balance	$ 1,010,096	$ 810,096
Additions	116,667	200,000
Subtractions	(1,126,763)	0
Ending Balance	0	1,010,096
Accrued Interest
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Opening Balance	442,638	339,323
Additions	73,168	103,315
Subtractions	(515,806)	0
Ending Balance	$ 0	$ 442,638